Segment Information - Summary of Information on Reportable Segments (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)
Disclosure of operating segments [line items]
Revenue	₨ 904,876	$ 11,011	₨ 790,934	₨ 619,430
Other operating income/(loss), net	0	0	2,186	(81)
Unallocated	(9,041)		434	5,153
Segment result total	139,606	1,699	140,286	123,053
Finance expense	(10,077)	(123)	(5,325)	(5,088)
Finance and other income	18,185	222	16,257	20,912
Share of net profit/(loss) of associates accounted for using the equity method	(57)	(1)	57	130
Profit before tax	147,657	1,797	151,275	139,007
Income tax expense	(33,992)	(414)	(28,946)	(30,345)
Profit for the year	113,665	$ 1,383	122,329	108,662
Depreciation, amortization and impairment	33,402		30,911	27,656
Information Technology Services [member]
Disclosure of operating segments [line items]
Revenue	897,478		781,824	605,815
Segment result	149,824		136,458	117,778
Unallocated	(9,041)		434	5,153
Segment result total	140,783		139,078	122,850
Information Technology Services [member] | Americas 1 [member]
Disclosure of operating segments [line items]
Revenue	261,270		217,874	178,091
Segment result	49,264		42,820	33,040
Information Technology Services [member] | Americas 2 [member]
Disclosure of operating segments [line items]
Revenue	278,374		239,404	179,821
Segment result	56,567		47,376	41,589
Information Technology Services [member] | Europe [member]
Disclosure of operating segments [line items]
Revenue	256,845		233,443	165,441
Segment result	35,048		35,739	31,673
Information Technology Services [member] | APMEA [member]
Disclosure of operating segments [line items]
Revenue	100,989		91,103	82,462
Segment result	8,945		10,523	11,476
Information Technology Products [member]
Disclosure of operating segments [line items]
Revenue	6,047		6,173	7,685
Segment result	(176)		115	45
Segment result total	(176)		115	45
India State Run Enterprise (ISRE) [member]
Disclosure of operating segments [line items]
Revenue	5,823		7,295	8,912
Segment result	441		1,173	1,061
Segment result total	441		1,173	1,061
Operating Segments [member]
Disclosure of operating segments [line items]
Revenue	909,348		795,289	622,425
Other operating income/(loss), net			2,186	(81)
Segment result	148,647		137,666	117,981
Operating Segments [member] | Information Technology Services [member]
Disclosure of operating segments [line items]
Other operating income/(loss), net	0		2,186	(81)
Material Reconciling Items [member]
Disclosure of operating segments [line items]
Revenue			(3)	13
Segment result	(1,442)		(80)	(903)
Segment result total	₨ (1,442)		₨ (80)	₨ (903)